Financial liabilities - Disclosure of composition of debt instruments excluding promissory notes (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Bonds and debentures outstanding
Disclosure of financial liabilities [line items]
Financial liabilities	€ 244,891	€ 252,765	€ 239,696	€ 231,880
Subordinated
Disclosure of financial liabilities [line items]
Financial liabilities	30,951	35,461	€ 32,111	€ 30,529
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	311,963	325,521
Debt instruments | Bonds and debentures outstanding
Disclosure of financial liabilities [line items]
Financial liabilities	244,891	252,765
Debt instruments | Subordinated
Disclosure of financial liabilities [line items]
Financial liabilities	30,951	35,461
Debt instruments | Promissory notes and other securities
Disclosure of financial liabilities [line items]
Financial liabilities	€ 36,121	€ 37,295